Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of income (loss) before income taxes

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
PRC	242,820	142,077	(589,752)	(84,713)
Non-PRC	1,190,445	1,127,646	224,065	32,184

Total	1,433,265	1,269,723	(365,687)	(52,529)

Schedule of current and deferred portions of income tax expenses
The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income
(
loss
)
are as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Current income tax expenses	82,908	108,935	1,923	276
Deferred income tax (benefits) expenses	(25,306)	8,065	5,981	859

Income tax expenses	57,602	117,000	7,904	1,135

Reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax
A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Income (loss) before income tax	1,433,265	1,269,723	(365,687)	(52,529)
Income tax expense computed at the PRC statutory tax rate of 25%	358,316	317,431	(91,423)	(13,132)
Effect of different tax rates in different jurisdictions	(119,565)	(192,671)	(178,059)	(25,577)
Effect of tax holiday and preferential tax rates	(80,671)	(61,434)	84,520	12,141
Research and development super-deduction	(50,223)	(90,521)	(105,443)	(15,146)
Non-taxable income(i)	(188,139)	(46,031)	(15,804)	(2,270)
Non-deductible expenses(ii)	71,039	22,561	165,580	23,784
Effect of change in tax rate	7,279	1,176	(7,991)	(1,148)
Outside basis difference on investment	9,808	41,386	(30,681)	(4,406)
Withholding tax and others	18,149	55,712	(5,470)	(787)
Changes in valuation allowance	31,609	69,391	192,675	27,676

Income tax expenses	57,602	117,000	7,904	1,135

(i)	Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments that are not subject to tax under the tax laws of different jurisdictions.
(ii)	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

Schedule of deferred tax assets and deferred tax liabilities
Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Deferred tax assets:
Tax loss carry forward	174,058	177,107	25,440
Equity investment loss	19,297	47,202	6,780
Provision for doubtful accounts	15,520	17,675	2,539
Intangible assets and accrued expenses	9,029	6,787	975
Deferred revenue	2,321	2,153	309
Government subsidies	615	100	14
Share-based compensa tion	151	2,584	371
Others	8,933	7,611	1,093
Less: valuation allowance	141,028	229,268	32,932

Deferred tax assets	88,896	31,951	4,589

Deferred tax liabilities:
Outside basis difference on investmen t	110,222	78,211	11,234
Equity method investment	—	4,567	656
Long-lived assets arising from business acquisitions	69	69	10

Deferred tax liabilities	110,291	82,847	11,900

Reconciliation of the beginning and ending amount of unrecognized tax benefit	A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2018	2019
	RMB	RMB	US$
Balance at January 1	63,252	76,208	10,947
Additions based on tax positions related to current year	12,956	3,853	553
Reversal based on tax positions related to prior years	—	(12,655)	(1,818)
Decrease related to deconsolidation of Live.me	—	(1,470)	(211)

Balance at December 31	76,208	65,936	9,471